UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21444
                                                     ---------


                          MURPHYMORRIS INVESTMENT TRUST
                          -----------------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------


                     Date of reporting period: May 31, 2005
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                              MurphyMorris ETF Fund

________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust





                                  Annual Report



                         FOR THE YEAR ENDED MAY 31, 2005



                               INVESTMENT ADVISOR
                        MurphyMorris Money Management Co.
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622


                              MurphyMorris ETF Fund
                      1551 Jennings Mill Road - Suite 2400A
                              Bogart, Georgia 30622
                                 1-800-715-3611


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                                  P.O. Box 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of the MurphyMorris ETF Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the MurphyMorris ETF Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Fund's prospectus. An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risks, sector risks, fixed income risks, "Fund of Funds" structure limitations and expenses risks, foreign securities risk, tracking risks, ETF net asset value and market price risks, portfolio turnover risk, small capitalization companies risk and non-diversified fund risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

MurphyMorris ETF Fund


July 26, 2005

Dear MurphyMorris Shareholder,

     Enclosed for your review is the annual report for the MurphyMorris ETF Fund (METFX)(the "Fund") for the fiscal year ended May 31, 2005. As you know, the Fund merged with and into the PMFM Core Advantage Portfolio Trust (ETFCX), a series of the PMFM Investment Trust, effective June 1, 2005. Therefore, this annual report covers the performance of the MurphyMorris ETF Fund up to the merger.

     The Year in Review - During the last fiscal year, the Fund's portfolio consisted of Exchange Traded Funds (ETFs) and cash equivalents. We used our technical ranking system to identify markets we believed would perform best based upon their momentum, downside volatility, and other important indicators. Throughout the year, consistent with our investment objective and strategy, we sought to manage risk by taking positions in ETFs tracking markets that our trend-capturing techniques indicated presented strong opportunities for profit.

     For the period June 1, 2004 through December 31, 2004, the Fund returned 4.52%. Most of the gains in the Fund and the market averages occurred in the last 4 months of the year. For the same period, the Russell 2000 Index returned 13.81%, the Nasdaq returned 9.27%, and the S&P 500 Index returned 8.09%. A strong year-end rally brought the Nasdaq back to almost where it started from in January 2004, while the Russell 2000 and S&P 500 were higher for the year. This rally ended abruptly at the end of the year.

     The first five months of 2005 were a challenging market environment. Not only were most of the market averages down during this time period, but our models were unable to identify clear trends that we could follow. As a result, our exposure to the markets was more limited throughout the period. Our model's risk assessments took us to a defensive cash equivalent position a number of times. From the period January 1, 2005 to May 31, 2005, the Fund returned -4.12%, which was better than the Russell 2000 Index (-5.35% in the same period) and the Nasdaq (-4.93% in the same period), but under the S&P 500 Index (-1.68% in the same period).

     Merger with PMFM - We want to share with you our excitement over the recent acquisition of MurphyMorris Money Management by PMFM, Inc., which serves as the portfolio manager for the PMFM Core Advantage Portfolio Trust. PMFM has played an integral role with MurphyMorris Money Management since our inception in 1999. In fact, the founders of PMFM, Tim Chapman and Don Beasley, were also principals with MurphyMorris Money Management. I am managing the PMFM Core Advantage Portfolio Trust with Tim, Don, Jud Doherty, and Joe Ezernack, and we are supported in our portfolio management role by PMFM's staff.

     PMFM manages over $700 million in assets and has been managing money through all types of market conditions. MurphyMorris Money Management was built around PMFM's tactical asset allocation models and our firms have always been close.

     As a result of the merger of the Fund, you are now a shareholder of the PMFM Core Advantage Portfolio Trust (ETFCX). The PMFM Core Advantage Trust has the same investment objective as the Fund, but uses a different investment strategy. We believe the PMFM Core Advantage Fund is a great addition to PMFM's existing line up of funds (one of which has a strategy similar to that formerly used by the Fund), which offers a range of strategies to meet different investment needs.

     PMFM will continue to use its proprietary technical market analysis models (similar to those used for the Fund) to manage PMFM's separate accounts and its PMFM funds, including the PMFM Core Advantage Portfolio Trust. The goal for all PMFM separate accounts and mutual funds is similar: while PMFM does not believe that it can pick tops and bottoms, PMFM tries to participate in most of the good up moves and tries to avoid most of the big down moves in the market. The cornerstone of PMFM's philosophy is the belief that long-term investment success is achieved by avoiding severe losses.

     If you have any questions about the merger of PMFM or PMFM's funds or asset management, please call us at 800-222-7636. A member of PMFM's client services team will be happy to talk to you.

Sincerely,

/s/ Greg Morris

Gregory L. Morris, CEO
MurphyMorris Money Management Co.

MurphyMorris ETF Fund

Performance Update - $10,000 Investment

For the fiscal year ended May 31, 2005


[BAR CHART HERE]

             MurphyMorris  S&P 500 Total        80% S&P 500 Total Return     -------------------------------------------------------
              ETF Fund     Return Index         Index/20 % Lehman Brothers   Performance Returns for the periods ended May 31, 2005.
                                                 Aggregate Bond Index        ---------------------------- -------------- -----------
              --------     -----------------  -----------------------------  Average Annual                   One         Since
 1/27/2004    $10,000         $10,000                   $ 10,000             Total Returns                    Year        Inception*
 5/31/2004      9,520           9,856                      9,853             ---------------------------- -------------- -----------
 8/31/2004      9,360           9,754                      9,847             MurphyMorris ETF Fund           0.21%         (3.45)%
11/30/2004      9,700          10,415                     10,383             ---------------------------- -------------- -----------
 2/28/2005      9,690          10,728                     10,655                                                         Final Value
 5/31/2005      9,540          10,668                     10,650             Cumulative Total                Since        of $10,000
                                                                             Investment Returns             Inception*   Investment
                                                                             ---------------------------- -------------- ----------
                                                                             MurphyMorris ETF Fund           (4.60)%        $9,540
                                                                             ---------------------------- -------------- ----------
                                                                             S&P 500 Total Return Index       6.68%        $10,668
                                                                             ---------------------------- -------------- ----------
                                                                             80% S&P 500 Total Return
                                                                             Index /20% Lehman Brothers
                                                                             Aggregate Bond Index             6.50%        $10,650
                                                                             ---------------------------- -------------- ----------
                                                                             * The Fund's inception date  - January 27, 2004
                                                                             (Commencement   of  Operations).
-----------------------------------------------------------------------------------------------------------------------------------

This graph depicts the performance of MurphyMorris ETF Fund (the "Fund") versus the S&P 500 Total Return Index and a combined index of 80% S&P Total Return Index and 20% Lehman Brothers Aggregate Bond Index. It is important to note the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges ( loads ) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees: and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                Beginning                       Ending
                                               Account Value                 Account Value                Expenses Paid
 Expense Example                               June 1, 2004                   May 31, 2005                During Period*
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Actual                                           $1,000.00                     $1,002.10                      $23.52
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Hypothetical (5% return before
expenses)                                        $1,000.00                     $1,026.50                      $23.81
-------------------------------------- ------------------------------ ----------------------------- ----------------------------

* Expenses are equal to the Fund's annualized expense ratio of 2.35% multiplied by the average account value over the period.

MurphyMorris ETF Fund

Schedule of Investments


As of May 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                        Shares       (Note 1)
------------------------------------------------------------------  --------------------------------------------------------------

EXCHANGE TRADED FUNDS - 96.85%                                      (B)    Restricted  security - A restricted  security cannot be
     Consumer Discretionary Select                                         resold to the general public without prior registration
        Sector SPDR Fund                  15,800       $ 520,926           under the Securities Act of 1933. Restricted securities
     Health Care Select Sector                                             are valued  according to the  guidelines and procedures
        SPDR Fund                         20,000         625,000           adopted by the Board of  Trustees.  The Fund  currently
     Industrial Select Sector SPDR                                         holds 308,114 shares of Pamlico  Enhanced Cash Trust at
        Fund                              17,200         520,300           a cost of  $308,114.  The sale of this  investment  has
     iShares Russell 2000 Index                                            been  restricted and has been valued in accordance with
        Fund                               8,600       1,055,134           the  guidelines  adopted by the Board of Trustees.  The
     iShares S&P MidCap 400/BARRA                                          total fair value of this  security  at May 31,  2005 is
        Growth Index Fund                  8,150       1,111,253           $308,114, which represents 2.97% of net assets.
     iShares S&P SmallCap 600/BARRA
        Growth Index Fund                  9,900       1,051,380    Summary of Investments by Industry
     Midcap SPDR Trust Series 1            9,060       1,110,303                                         % of Net
     Nasdaq-100 Index Tracking                                      Industry                               Assets         Value
                                                                    --------------------------------------------------------------
        Stock                             26,080         993,126
     SPDR Trust Series 1                   8,800       1,051,424    Exchange Traded Funds                  96.85%     $ 10,058,611
     Technology Select Sector                                       Investment Company                      7.24%          751,277
        SPDR Fund                         71,900       1,453,818    Private Investment Company              2.97%          308,114
                                                                    --------------------------------------------------------------
     Vanguard Total Stock Market                                    Total                                 107.06%     $ 11,118,002
        VIPERs                             4,850         565,947
                                                  --------------

Total Exchange Traded Funds -
     (Cost $9,960,415)                                10,058,611
                                                  --------------

INVESTMENT COMPANY - 7.24%
     Merrimac Cash Series Nottingham Shares
        (Cost $751,277)                  751,277         751,277
                                                  --------------

PRIVATE INVESTMENT COMPANY - 2.97%
 (B)   Pamlico Enhanced Cash Trust
        (Cost $308,114)                  308,114         308,114

Total Investments (Cost $11,019,806) - 107.06%        11,118,002
Liabilities in Excess of Other Assets - (7.06)%         (732,691)
                                                  --------------

Net Assets - 100.00%                                $ 10,385,311
                                                  ==============







See Notes to Financial Statements

MurphyMorris ETF Fund

Statement of Assets and Liabilities


As of May 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $11,019,806) ..........................................................              $ 11,118,002
      Cash ..............................................................................................                        63
      Receivables:
           Income .......................................................................................                    11,274
      Prepaid expenses ..................................................................................                    14,064
                                                                                                                       ------------
      Total assets ......................................................................................                11,143,403

Liabilities:
      Payables:
           Investments purchased ........................................................................                   733,627
      Accrued expenses ..................................................................................                    24,465
                                                                                                                       ------------
      Total liabilities .................................................................................                   758,092

Net Assets ..............................................................................................              $ 10,385,311
                                                                                                                       ============
Net Assets Consist of:
      Capital (par value and paid in surplus) ...........................................................              $ 12,096,011
      Accumulated net realized loss on investments ......................................................                (1,808,896)
      Net unrealized appreciation on investments ........................................................                    98,196

      Total Net Assets ..................................................................................              $ 10,385,311
      Shares Outstanding, $0.001 par value (unlimited authorized shares) ................................                 1,088,052
      Net Asset Value, Offering Price and Redemption Price Per Share ....................................              $       9.54





















See Notes to Financial Statements

MurphyMorris ETF Fund

Statement of Operations


For the fiscal year ended May 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends ........................................................................................                  $ 468,598
                                                                                                                          ---------
      Total Income .....................................................................................                    468,598

Expenses:
      Advisory fees (note 2) ...........................................................................                    275,874
      Administration fees (note 2) .....................................................................                     38,622
      Registration and filing administration fees (note 2) .............................................                      7,902
      Shareholder recordkeeping  fees (note 2) .........................................................                     21,000
      Fund accounting fees (note 2) ....................................................................                     29,207
      Compliance service fees (note 2) .................................................................                      3,864
      Custody fees (note 2) ............................................................................                      6,923
      Distribution and service fees (note 3) ...........................................................                     55,175
      Other accounting fees (note 2) ...................................................................                        347
      Legal fees .......................................................................................                     17,005
      Audit and tax preparation fees ...................................................................                     23,789
      Registration and filing expenses .................................................................                     41,197
      Shareholder servicing expenses ...................................................................                      4,076
      Printing expenses ................................................................................                        352
      Trustee fees and meeting expenses ................................................................                      9,353
      Securities pricing fees ..........................................................................                        411
      Other operating expenses .........................................................................                     11,516
                                                                                                                          ---------
      Total Expenses ...................................................................................                    546,613

      Advisory fees waived (note 2) ....................................................................                    (28,117)
                                                                                                                          ---------
      Net Expenses .....................................................................................                    518,496
                                                                                                                          ---------
Net Investment Loss ....................................................................................                    (49,898)
                                                                                                                          =========
Net Realized and Unrealized Gain on Investments

      Net realized loss from investment transactions ...................................................                    (61,431)
      Change in unrealized appreciation on investments .................................................                     76,239
                                                                                                                          ---------
Net Realized and Unrealized Gain on Investments ........................................................                     14,808

Net Decrease in Net Assets Resulting from Operations ...................................................                  $ (35,090)
                                                                                                                          =========







See Notes to Financial Statements

MurphyMorris ETF Fund

Statements of Changes in Net Assets


For the fiscal year and period ended May 31,                                                    2005                      2004 (a)
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss .......................................................             $    (49,898)             $   (156,001)
     Net realized loss from investment transactions ............................                  (61,431)               (1,747,465)
     Change in unrealized appreciation on investments ..........................                   76,239                    21,957
                                                                                             ------------              ------------
Net Decrease in Net Assets Resulting from Operations ...........................                  (35,090)               (1,881,509)

Capital Share Transactions: (note 5)
     Shares sold ...............................................................                2,722,295                46,398,685
     Shares repurchased ........................................................              (25,497,752)              (11,321,318)
                                                                                             ------------              ------------
(Decrease) Increase from Capital Share Transactions ............................              (22,775,457)               35,077,367

Net (Decrease) Increase in Net Assets ..........................................              (22,810,547)               33,195,858
                                                                                             ============              ============
Net Assets:
     Beginning of period .......................................................               33,195,858                         0
     End of period .............................................................             $ 10,385,311              $ 33,195,858

Undistributed Net Investment Income ............................................             $       --                $       --



(a) For the period from  January 27,  2004 (Date of Initial  Public  Investment) through May 31, 2004.



















See Notes to Financial Statements

MurphyMorris ETF Fund

Financial Highlights

For a share outstanding during the
fiscal year and period ended May 31,                                                                2005             2004 (a)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ....................................                       $    9.52         $     10.00

Income (Loss) from Investment Operations
      Net investment loss ...............................................                           (0.05)              (0.04)
      Net realized and unrealized gain (loss) on securities .............                            0.07               (0.44)
                                                                                                ---------         -----------
Total from Investment Operations ........................................                            0.02               (0.48)

Net Asset Value, End of Period ..........................................                       $    9.54         $      9.52
                                                                                                =========         ===========
Total return ............................................................                            0.21 %             (4.80)%

Net Assets, End of Period (in thousands) ................................                       $  10,385         $    33,196

Average Net Assets for the Period (in thousands) ........................                       $  22,070         $    38,326

Ratios of:
Gross Expenses to Average Net Assets ....................................                            2.48 %              2.44 % (b)
Net Expenses to Average Net Assets ......................................                            2.35 %              2.44 % (b)
Net Investment Loss to Average Net Assets ...............................                           (0.23)%             (1.19)% (b)

Portfolio turnover rate .................................................                          912.21 %            396.55 %



(a) For the period from January 27, 2004 (Date of Initial Public Investment) through May 31, 2004.

(b) Annualized.



















See Notes to Financial Statements

(This page was intentionally left blank.)

MurphyMorris ETF Fund

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant   date.  Interest  income is recorded on
     Accounting Policies                 the   accrual   basis   and   includes
                                         amortization    of    discounts    and
The MurphyMorris  Fund (the "Fund") is   premiums.   Gains   and   losses   are
a series fund. The Fund is part of The   determined  on  the  identified   cost
MurphyMorris   Investment  Trust  (the   basis,  which is the same  basis  used
"Trust"),  which  was  organized  as a   for federal income tax purposes.
Massachusetts  business  trust  and is
registered    under   the   Investment   Expenses
Company Act of 1940 (the "1940 Act"), The Fund bears expenses incurred as amended, as an open-ended specifically on its behalf as well as management investment company. The a portion of general expenses, which Fund is classified as non-diversified are allocated according to methods
as defined in the 1940 Act.              approved annually by the Trustees.

The   MurphyMorris    Fund   commenced   Restricted Security Transactions
operations on January 27, 2004. The Restricted securities held by the Fund investment objective of the Fund is to may not be sold unless registered seek long-term growth of capital pursuant to an effective registration through investments in exchange-traded statement filed under the Securities
funds  and in cash or cash  equivalent   Act   of   1933,   as   amended   (the
positions.                               "Securities  Act") or offered pursuant
                                         to  an   exemption   from,   or  in  a
The following accounting policies have   transaction   not   subject   to,  the
been  consistently   followed  by  the   registration   requirements   of   the
Funds and are in conformity with Securities Act. The risk of investing accounting principles generally in such securities is generally accepted in the United States of greater than the risk of investing in America in the investment company the securities of publicly traded
industry.                                companies.  Lack of a secondary market
                                         and resale  restrictions may result in
Investment Valuation                     the  inability  of the  Fund to sell a
The Fund's investments in securities security at a fair price and may are carried at value. Securities substantially delay the sale of the
listed on an  exchange  or quoted on a   security   it  seeks   to   sell.   In
national  market  system are valued at   addition,  restricted  securities  may
the last sales price as of 4:00 p.m. exhibit greater price volatility than Eastern Time. Other securities traded securities for which secondary markets
in  the  over-the-counter  market  and   exist.
listed  securities  for  which no sale
was  reported  on that date are valued   Dividend Distributions
at the most recent bid price. The Fund may declare and distribute Securities and assets for which dividends from net investment income
representative  market  quotations are   (if any) annually.  Distributions from
not readily available (e.g., if the capital gains (if any) are also exchange on which the portfolio generally declared and distributed
security is principally  traded closes   annually.
early or if trading of the  particular
portfolio  security  is halted  during   Estimates
the day and does not resume prior to The preparation of financial the Fund's net asset value statements in conformity with calculation) or which cannot be accounting principles generally
accurately  valued  using  the  Funds'   accepted  in  the  United   States  of
normal pricing procedures are valued America requires management to make at fair value as determined in good estimates and assumptions that affect faith under policies approved by the the amount of assets, liabilities, Trustees. A portfolio security's "fair expenses and revenues reported in the value" price may differ from the price financial statements. Actual results
next   available  for  that  portfolio   could differ from those estimates.
security   using  the  Fund's   normal
pricing     procedures.     Investment   Federal Income Taxes
companies are valued at net asset No provision for income taxes is value. Instruments with maturities of included in the accompanying financial 60 days or less are valued at statements, as the Fund intends to amortized cost, which approximates distribute to shareholders all taxable
market value.                            investment  income and realized  gains
                                         and otherwise comply with Subchapter M
Investment Transactions and Investment   of   the    Internal    Revenue   Code
Income                                   applicable  to  regulated   investment
Investment  transactions are accounted   companies.
for as of the date  purchased  or sold
(trade  date).   Dividend   income  is   Indemnifications
recorded on the ex-dividend date. Under the Fund's organizational Certain dividends from foreign documents, its officers and Trustees securities, if any, will be recorded are indemnified against certain as soon as the Trust is informed of liabilities arising out of the
the  dividend if such  information  is   performance  of  their  duties  to the
obtained subsequent to the ex-dividend   Fund.  In  addition,   in  the  normal

                                                                    (Continued)

MurphyMorris ETF Fund

Notes to Financial Statements
________________________________________________________________________________

course of business, the Fund enters following schedule. There can be no into contracts with their vendors and assurance that the Expense Limitation others that provide for general Agreement will continue in the future.
indemnifications. The Fund's maximum The Advisor also receives a fee to exposure under these arrangements is procure and pay the Chief Compliance unknown as this would involve future Officer in relation to Rule 38a-1 of claims that may be made against the the Securities and Exchange
Fund.  The  Fund  expects  the risk of   Commission.
loss to be remote.

                                         -------------- ---------------------- ---------------
Proxy   Voting   Policies  and  Voting     Advisor Fees   Expense Limitation     Advisor Fees
Record (Unaudited)                             Rate           Ratio (1)             Waived
A copy of the Trust's Proxy Voting and
Disclosure  Policy  and the  Advisor's   -------------- ---------------------- ---------------
Proxy Voting and Disclosure Policy are       1.25%              2.25%              $28,117
included  as  Appendix B to the Fund's   -------------- ---------------------- ---------------
Statement  of  Additional  Information
and is available, without charge, upon   (1)  Exclusive  of  interest,   taxes,
request,  by  calling  1-800-773-3863.   brokerage   fees   and    commissions,
Information  regarding  how  the  Fund   extraordinary  expenses, and payments,
voted  proxies  relating to  portfolio   if any, under a Rule 12b-1 Plan.
securities   during  the  most  recent
12-month  period ended June 30 will be   Administrator
available  (1)  without  charge,  upon   The Fund pays a monthly administration
request,  by  calling  the Fund at the   fee to The  Nottingham  Company  ("the
number  above  and  (2) on  the  SEC's   Administrator)  based upon the average
website at http://www.sec.gov.           daily  net  assets  of  the  Fund  and
                                         calculated  at  the  annual  rates  as
Quarterly Portfolio Holdings (Unaudited) shown in the schedule  provided on the
The Fund files its  complete  schedule   following  page  which is subject to a
of portfolio holdings with the SEC for   minimum  of  $2,000  per  month.   The
the first and third  quarters  of each   Administrator  also  receives a fee to
fiscal  year on Form N-Q.  The  Fund's   procure and pay the  custodian for the
Forms N-Q are  available  on the SEC's   funds,   additional  compensation  for
website at http://www.sec.gov. You may   fund   accounting  and   recordkeeping
review  and make  copies  at the SEC's   services,  additional compensation for
Public  Reference  Room in Washington,   certain costs  involved with the daily
D.C. You may also obtain  copies after   valuation   of   securities   and   as
paying a  duplicating  fee by  writing   reimbursement     for    out-of-pocket
the SEC's  Public  Reference  Section,   expenses   (which  are  immaterial  in
Washington,   D.C.  20549-0102  or  by   amount).   A  breakdown  of  these  is
electronic          request         to   provided on the following page.
publicinfo@sec.gov,  or  is  available
without  charge,   upon  request,   by   Compliance Services
calling  the  Fund at  1-800-773-3863.   The  Nottingham  Compliance  Services,
Information  on the  operation  of the   LLC, a fully  owned  affiliate  of The
Public  Reference Room may be obtained   Nottingham Company,  provides services
by calling the SEC at 202-942-8090.      which   assists  the   Trust's   Chief
                                         Compliance  Officer in monitoring  and
2. Agreements                            testing the policies and procedures of
                                         the   Trust   in   conjunction    with
Advisor                                  requirements  under  Rule 38a-1 of the
The Fund pays a monthly  advisory  fee   Securities and Exchange Commission. It
to MurphyMorris  Money Management Co.,   receives compensation for this service
(the "Advisor") based upon the average   at an annual rate of $7,750.
daily  net  assets  of  the  Fund  and
calculated at the annual rate as shown   Transfer Agent
in the following schedule. The Advisor   North Carolina  Shareholder  Services,
has    entered    into     contractual   LLC   ("Transfer   Agent")  serves  as
agreements     ("Expense    Limitation   transfer,    dividend   paying,    and
Agreement")  with the Fund under which   shareholder  servicing  agent  for the
it has  agreed to waive or reduce  its   Fund. It receives compensation for its
fees and to assume  other  expenses of   services   based   upon   a  $15   per
the Fund,  if  necessary,  in  amounts   shareholder  per  year,  subject  to a
that limit the Fund's total  operating   minimum fee of $1,750 per month.
expenses   (exclusive   of   interest,
taxes, brokerage fees and commissions,   Certain  Trustees  and officers of the
extraordinary  expenses, and payments,   Trust   are  also   officers   of  the
if any,  under a Rule  12b-1  Plan) to   Advisor,   the   Distributor   or  the
not more than a  specified  percentage   Administrator.
of the average daily net assets of the
Fund for the current  fiscal year. The
expense  limitation  percentages,   as
well as the  Advisor  fees  waived for
the current period are included in the
                                                                    (Continued)

MurphyMorris ETF Fund

Notes to Financial Statements
________________________________________________________________________________

----------------------------------------------------------------------------------------------------------------------------------
                                                                           Fund         Fund Accounting Asset
    Administration Fees (a)              Custody Fees                   Accounting           Based Fees               Blue Sky
                           Annual         Average Net        Annual       Fees          Average Net     Annual     Administration
   Average Net Assets       Rate            Assets            Rate      (monthly)         Assets         Rate       Fees (annual)
----------------------------------------------------------------------------------------------------------------------------------
        First $50 million  0.175%      First $100 million   0.020%       $2,250         All Assets       0.01%      $150 per state
        Next $50 million   0.150%      Over $100 million   0.009%
        Next $50 million   0.125%
        Next $50 million   0.100%
        Over $200 million  0.075%
----------------------------------------------------------------------------------------------------------------------------------

(a) Subject to a minimum fee of $2,000 per month.

3. Distribution and Service Fees         4.  Purchases  and Sales of Investment
                                         Securities
The Trustees,  including a majority of
the Trustees  who are not  "interested   For  the  fiscal  year  ended  May 31,
persons"  of the Trust as  defined  in   2005,  the aggregate cost of purchases
the Act,  adopted a distribution  plan   and proceeds  from sales of investment
pursuant to Rule 12b-1 of the Act (the   securities    (excluding    short-term
"Plan").  The Act regulates the manner   securities) were as follows:
in   which  a   regulated   investment
company   may   assume   expenses   of   ------------------------- -------------------------
distributing  and  promoting the sales    Purchases of Securities    Proceeds from Sales of
of its  shares  and  servicing  of its                                           Securities
shareholder    accounts.    The   Plan   ------------------------- -------------------------
provides   that  the  Fund  may  incur                $89,549,984               $84,517,931
certain expenses, which may not exceed   ------------------------- -------------------------
0.25% per annum of the Fund's  average
daily net assets for each year elapsed   There were no  long-term  purchases of
subsequent  to  adoption  of the Plan,   U.S Government  Obligations during the
for  payment  to the  Distributor  and   fiscal year ended May 31, 2005.
others for items  such as  advertising
expenses,       selling      expenses,   5. Federal Income Tax
commissions,  travel or other expenses
reasonably intended to result in sales   The tax components of capital shown on
of  shares  of  the  fund  or  support   the following  tables  represent:  (1)
servicing of shareholder accounts. For   distribution   requirements  the  Fund
the fiscal  year  ended May 31,  2005,   must  satisfy  under  the  income  tax
the   Fund    incurred    $55,175   in   regulations,  (2) losses or deductions
distribution  and  service  fees under   the Fund may be able to offset against
the Plan.                                income  and gains  realized  in future
                                         years, and (3) unrealized appreciation
                                         or  depreciation  of  investments  for
                                         federal  income tax purposes as of May
                                         31, 2005.

                                         Accumulated  capital losses,  noted on
                                         the  schedule  below,   represent  net
                                         capital loss  carryovers as of May 31,
                                         2005 that may be  available  to offset
                                         future  realized   capital  gains  and
                                         thereby  reduce  future  taxable  gain
                                         distributions.

                                         There   were   no   other   book   tax
                                         differences in the current fiscal year
                                         ended May 31, 2005.


------------------------ ------------------------- ---------------------------- ----------------------- --------------------------
 Undistributed Ordinary   Undistributed Long-Term   Accumulated Capital Losses    Other Book to Tax          Net Tax Appreciation/
         Income                    Gains                                            Differences                    (Depreciation)
------------------------ ------------------------- ---------------------------- ----------------------- --------------------------
                     $0                        $0                 $1,808,896                      $0                    $98,196
------------------------ ------------------------- ---------------------------- ----------------------- --------------------------
Capital loss carry-forwards subject to annual limitations.


Accumulated  capital  losses  noted on   and  thereby   reduce  future  taxable
the  following   page   represent  net   gains distributions.  The table on the
capital loss carry-forwards, as of May   following  page  shows the  expiration
31,  2005,  that may be  available  to   dates of the carryovers.
offset future  realized  capital gains


                                                                                                                (Continued)

MurphyMorris ETF Fund

Notes to Financial Statements
________________________________________________________________________________


----------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended May 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
               May 31, 2009               May 31, 2010            May 31, 2011            May 31, 2012               May 31, 2013
                         $0                         $0                      $0              $1,747,465                    $61,431
----------------------------------------------------------------------------------------------------------------------------------
Capital loss carry-forwards subject to annual limitations.


The aggregate cost of investments  and   income tax purposes as of May 31, 2005
the    composition    of    unrealized   are  noted   below.   There   were  no
appreciation   and   depreciation   of   differences  between  federal tax cost
investment   securities   for  federal   and  book  cost  for the  fiscal  year
                                         ended May 31, 2005.

-----------------------------------------------------------------------------------------------------------------------------------
      Federal Tax Cost             Aggregate Gross Unrealized Appreciation           Aggregate Gross Unrealized Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
                  $11,019,806                                       $108,181                                              $9,985
-----------------------------------------------------------------------------------------------------------------------------------


The    amount   of    dividends    and   transactions,  net  investment  losses
distributions   from  net   investment   and   capital   loss   carry-forwards.
income and net realized  capital gains   Permanent   differences  such  as  tax
are  determined  in  accordance   with   returns of capital and net  investment
federal income tax  regulations  which   losses,  if any, would be reclassified
may  differ  from  generally  accepted   against   capital.   There   were   no
accounting      principles.      These   dividends  or   distributions  of  net
differences   are  due  to   differing   investment   income  or  net  realized
treatments   for  items  such  as  net   capital  gains  issued  for the fiscal
short-term  gains,  deferral  of  wash   year ended May 31, 2005.
sale    losses,    foreign    currency


6. Capital Share Transactions

--------------------------------------------------------- ------------------------------- ---------------------------------
For the fiscal year and period ended:                              May 31,                          May 31,
                                                                    2005                            2004 (a)
--------------------------------------------------------- ------------------------------- ---------------------------------
Transactions in Fund Shares                                                      287,402                         4,640,703
        Shares sold
        Reinvested distributions                                                       0                                 0
        Shares repurchased                                                   (2,684,650)                       (1,155,403)
Net (Decrease) Increase in Capital Share Transactions                        (2,397,249)                         3,485,300
Shares Outstanding, Beginning of Period                                        3,485,300                                 0
Shares Outstanding, End of Period                                              1,088,052                         3,485,300
--------------------------------------------------------- ------------------------------- ---------------------------------
(a) For the period from  January 27,  2004 (Date of Initial  Public  Investment) through May 31, 2004.

7. Subsequent Event

The  Board  of  Trustees   unanimously   May  25,  2005.  On May 27,  2005  the
approved  a  Plan  of   Reorganization   shareholders  of the  Fund  voted  and
subject to shareholder approval in its   approved  the  reorganization  of  the
proposed  form on  March  4,  2005 and   MurphyMorris  ETF Fund  into PMFM Core
unanimously ratified the final form on   Advantage   Portfolio   Trust,   which
                                         effectively occurred on June 1, 2005.

                                                                                                                (Continued)


MurphyMorris ETF Fund

Additional Information (Unaudited)


8.  Information   about  Trustees  and
Officers

The business and affairs of the Fund information about the Trustees and and the Trust are managed under the officers and is available, without
direction of the Trustees. Information   charge,  upon  request by calling  the
concerning the Trustees and officers Fund toll-free at 1-800-715-3611. The of the Trust and Fund is set forth address of each Trustee and officer, below. Generally, each Trustee and unless otherwise indicated below, is officer serves an indefinite term or 1551 Jennings Mill Road - Suite 2400A,
until  certain  circumstances  such as   Bogart, Georgia 30622. The Independent
their resignation, death, or otherwise   Trustees      received       aggregate
as specified in the Trust's compensation of $7,600 from the Fund organizational documents. Any Trustee and $200 from the Fund's investment
may  be   removed   at  a  meeting  of   advisor  during the fiscal  year ended
shareholders by a vote meeting the May 31, 2005 for their services to the requirements of the Trust's Fund and Trust. The Interested Trustee organizational documents. The and officers did not receive Statement of Additional Information of compensation from the Fund for their
the    Fund    includes     additional   services to the Fund and Trust.

-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
                                                                                              Number of
                                                                                            Portfolios
                                                                                              in Fund
                            Position(s)   Length of                                           Complex
      Name, Age and         held with      Time             Principal Occupation(s)         Overseen by      Other Directorships
         Address            Fund/Trust     Served            During Past 5 Years              Trustee             by Trustee
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
                                              Independent Trustees
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
Jack E. Brinson, 73        Trustee,      Since       Mr.  Brinson has been  retired  since       1        Mr.  Brinson  serves as an
                           Chairman      12/2003     January, 2000. Mr. Brinson previously                Independent Trustee of the
                                                     was   the    President   of   Brinson                following:  de Leon  Funds
                                                     Investment Co. (personal investments)                Trust  for the one  series
                                                     and   the    President   of   Brinson                of  that  Trust;   Gardner
                                                     Chevrolet, Inc. (auto dealership).                   Lewis Investment Trust for
                                                                                                          the  three  series of that
                                                                                                          trust;   Hillman   Capital
                                                                                                          Management      Investment
                                                                                                          Trust  for the two  series
                                                                                                          of   that    trust;    New
                                                                                                          Providence      Investment
                                                                                                          Trust  for the one  series
                                                                                                          of   that    trust;    The
                                                                                                          Nottingham      Investment
                                                                                                          Trust   II  for   the  six
                                                                                                          series of that trust;  the
                                                                                                          Tilson   Investment  Trust
                                                                                                          for the two series of that
                                                                                                          trust;  and  The  Piedmont
                                                                                                          Investment  Trust  for the
                                                                                                          one  series of that  trust
                                                                                                          (all registered investment
                                                                                                          companies)
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
Theo H. Pitt, Jr., 69      Trustee       Since       Mr.   Pitt  has    been  the   Senior        1       Mr.   Pitt  serves  as  an
                                         12/2003     Partner   of    Community   Financial                Independent Trustee of the
                                                     Institutions      Consulting    since                following:  de Leon  Funds
                                                     1997.  Mr.  Pitt   has  also  been an                Trust  for the one  series
                                                     Account   Administrator    at  Holden                of  that  Trust;   Gardner
                                                     Wealth  Management  Group of Wachovia                Lewis Investment Trust for
                                                     Securities  (money   management firm)                the  three  series of that
                                                     since September, 2003.                               trust;   Hillman   Capital
                                                                                                          Management      Investment
                                                                                                          Trust  for the two  series
                                                                                                          of that Trust;  the Tilson
                                                                                                          Investment  Trust  for the
                                                                                                          two series of that  trust;
                                                                                                          and      The      Piedmont
                                                                                                          Investment  Trust  for the
                                                                                                          one  series of that  trust
                                                                                                          (all registered investment
                                                                                                          companies)
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------

-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
                                                       Interested Trustee*
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
Gregory L. Morris, 57      Trustee,      Trustee     Mr.  Morris  is a  principal  of the        1                 None
                           President     and         Advisor   and  has   served  as  its
                           and           Treasurer   Treasurer  since  March,  2000.  Mr.
                           Treasurer     since       Morris has been a consultant with
                                         12/2003;    StockCharts.com  (web-based charting
                                         President   service)  since  October,  2002. Mr.
                                         since       Morris   previously   was   CEO   of
                                         10/2004     MurphyMorris,  Inc. (market analysis
                                                     and education  firm).  He was also a
                                                     Captain  with  Delta Air Lines  from
                                                     1978 to 2004.
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.
------------------------------------------------------------------------------------------------------------------------------------
                                 OTHER OFFICERS
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
Timothy A. Chapman, 44     Vice          Since       Mr.  Chapman is a  principal  of the       n/a                 n/a
                           President     12/2003     Advisor   and   has   been   a  Vice
                                                     President   of  the  Advisor   since
                                                     March,  2000.  Mr.  Chapman has been
                                                     the   Secretary   and  Treasurer  of
                                                     PMFM,  Inc.   (investment   advisor)
                                                     since  1993.  He  also  serves  as a
                                                     portfolio   manager  for  PMFM.  Mr.
                                                     Chapman   was   the   President   of
                                                     Financial  Toolbox,   Inc.  (website
                                                     publishing  firm and  subsidiary  of
                                                     PMFM)  from 2000  until  its  merger
                                                     with PMFM in August, 2004.
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
Tracey L. Hendricks, 37    Asst.         Since       Ms.    Hendricks    has   been   the       n/a                 n/a
The Nottingham Company     Secretary     11/2004     Vice-President      of     Financial
116 South Franklin Street  and Asst.                 Reporting,  Tax,  Internal Audit and
Post Office Box 69         Treasurer                 Compliance    of   The    Nottingham
Rocky Mount, NC  27802                               Company  (the Fund's  administrator)
                                                     since    2004.     Ms.     Hendricks
                                                     previously  was  Vice  President  of
                                                     Special  Projects of The  Nottingham
                                                     Company from 2000 to 2004.
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------
Julian G. Winters, 36      Asst.         Since       Mr.   Winters   has  been  the  Vice       n/a                 n/a
The Nottingham Company     Secretary     12/2004     President       of        Compliance
116 South Franklin Street                            Administration   at  The  Nottingham
Post Office Box 69                                   Company since 1998.
Rocky Mount, NC  27802
-------------------------- ------------- ----------- ------------------------------------- -------------- --------------------------

                                                          Deloitte & Touche LLP
                                                     Two World Financial Center
                                                 New York, New York  10281-1414

                                                            Tel: (212) 436-2000
                                                            Fax: (212) 436-5000
                                                               www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MurphyMorris Investment Trust and Shareholders of MurphyMorris ETF Fund:

We have audited the accompanying statement of assets and liabilities of MurphyMorris ETF Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MurphyMorris ETF Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the periods presents, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

July 8, 2005

                                                       Member of
                                                       Deloitte Touche Tohmatsu

________________________________________________________________________________


                              MurphyMorris ETF Fund

________________________________________________________________________________

                  a series of the MurphyMorris Investment Trust
























                 This Report has been prepared for shareholders
              and may be distributed to others only if preceded or
                      accompanied by a current prospectus.

Item 2. CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12(a)(1) below.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         ------------------------------------- -------------- -------------
                          Fund                      2004          2005
         ------------------------------------- -------------- -------------

         MurphyMorris ETF Fund                   $ 14,250       $ 14,500
         ------------------------------------- -------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended May 31, 2004 or 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of the fund's federal, state, and excise tax returns.

         ------------------------------------- -------------- -------------
                          Fund                      2004          2005
         ------------------------------------- -------------- -------------

         MurphyMorris ETF Fund                     $ 0          $ 5,900
         ------------------------------------- -------------- -------------

(d) All Other Fees - The registrant was billed a fee of $2,200 in the fiscal year ended May 31, 2004 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended May 31, 2005.

(e)(1) The registrant's board of trustees pre-approved the engagement of the Accountant for the last two fiscal years at audit committee meetings of board of trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at audit committee meetings called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)      There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.


         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MURPHYMORRIS INVESTMENT TRUST



By: (Signature and Title)        /s/ Gregory L. Morris
                                 ________________________________
                                 Gregory L. Morris
                                 Trustee, President, Treasurer, Principal
                                 Executive Officer, and Principal Financial
                                 Officer


Date: July 20, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.






By: (Signature and Title)        /s/ Gregory L. Morris
                                 ________________________________
                                 Gregory L. Morris
                                 Trustee, President, Treasurer, Principal
                                 Executive Officer, and Principal Financial
                                 Officer
                                 MurphyMorris Investment Trust

Date: July 20, 2005